PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2017	2018
	RMB	RMB
Machinery and equipment	17,453,885	22,615,657
Furniture	15,499,944	36,630,720
Office and electronic equipment	7,253,743	9,071,471
Leasehold improvement	1,897,392	2,116,266
Motor vehicles	454,647	802,251
Property and Equipment	42,559,611	71,236,365
Less: Accumulated depreciation	(13,863,009)	(30,251,191)
Property and Equipment, net	28,696,602	40,985,174

Schedule of depreciation expense on property and equipment allocated to expense items

	For the Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cost of revenues	2,405,046	4,217,126	4,638,662
General and administrative expenses	1,120,533	1,873,711	2,261,620
Selling and marketing expenses	264,665	2,646,204	9,438,501
Research and development expenses	700,728	312,728	470,204
Total depreciation expense	4,490,972	9,049,769	16,808,987